Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Detail)	12 Months Ended
Dec. 31, 2021
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Jul. 20, 2007
Hedged risk	Foreign currency risk
Financial institution	Morgan Stanley and four other banks
Duration of contract	Jul. 20, 2007 ~ Jul. 20, 2027
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Dec. 16, 2013
Hedged risk	Foreign currency risk
Financial institution	Deutsche bank
Duration of contract	Dec.16, 2013 ~ Apr. 29, 2022
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Apr. 16, 2018
Hedged risk	Foreign currency risk
Financial institution	The Export-Import Bank of Korea and three other banks
Duration of contract	Apr. 16, 2018 ~ Apr. 16, 2023
Floating-to-fixed interest rate swap, Mar. 4, 2020
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Mar. 04, 2020
Hedged risk	Foreign currency risk and Interest rate risk
Financial institution	Citibank
Duration of contract	Mar.4, 2020 ~ Jun. 4, 2025
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Aug. 13, 2018
Hedged risk	Foreign currency risk
Financial institution	Citibank
Duration of contract	Aug. 13, 2018 ~ Aug. 13, 2023
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Dec. 21, 2017
Hedged risk	Interest rate risk
Financial institution	Korea Development Bank
Duration of contract	Dec. 21, 2017 ~ Dec. 21, 2022
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Dec. 19, 2018
Hedged risk	Interest rate risk
Financial institution	Credit Agricole CIB
Duration of contract	Mar.19, 2019 ~ Dec.14, 2023